UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright St., Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.,

          80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:   1/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2014
Shares		Value
	COMMON STOCK - 12.5%
	AEROSPACE/DEFENSE - 0.1%
472	HEICO Corp.	$ 25,120

	AUTO PARTS & EQUIPMENT - 0.2%
213	Icahn Enterprises LP	23,522
512	Magna International, Inc. - Cl. A	43,443
		66,965
	BANKS - 0.1%
335	BOK Financial Corp.	21,527
47	First Citizens BancShares, Inc. - Cl. B	10,398
		31,925
	BEVERAGES - 0.2%
620	Brown-Forman Corp. - Cl. B	47,740
47	Crimson Wine Group Ltd. *	386
		48,126
	BIOTECHNOLOGY - 0.3%
948	Exact Sciences Corp. *	12,324
4,451	PDL BioPharma, Inc.	40,504
155	United Therapeutics Corp. *	15,906
		68,734
	BUILDING MATERIALS - 0.1%
137	Apogee Enterprises, Inc.	4,631
136	Lennox International, Inc.	11,772
		16,403
	CHEMICALS - 0.2%
116	International Flavors & Fragrances, Inc.	10,055
21	NewMarket Corp.	7,032
157	Sigma-Aldrich Corp.	14,596
132	Terra Nitrogen Co. LP	20,743
		52,426
	COAL - 0.1%
244	Alliance Holdings GP LP	15,257

	COMMERCIAL SERVICES - 0.8%
604	Booz Allen Hamilton Holding Corp.	11,041
837	Cintas Corp.	47,768
331	Emerge Energy Services LP	15,325
455	Genpact Ltd. *	7,721
1,892	KAR Auction Services, Inc.	52,635
1,328	Korn/Ferry International *	31,155
1,516	Quanta Services, Inc. *	47,254
278	Rollins, Inc.	8,012
230	SEI Investments Co.	7,834
		228,745
	COMPUTERS - 0.4%
823	Cadence Design Systems, Inc. *	11,621
1,001	MICROS Systems, Inc. *	55,586
1,194	Sykes Enterprises, Inc. *	25,026
277	Synopsys, Inc. *	11,041
		103,274
	COSMETICS/PERSONAL CARE - 0.0%
176	Estee Lauder Cos., Inc. - Cl. A	12,098

	DISTRIBUTION/WHOLESALE - 0.3%
854	Arrow Electronics, Inc. *	43,879
173	Genuine Parts Co.	14,229
502	Ingram Micro, Inc. *	12,560
		70,668
	DIVERSIFIED FINANCIAL SERVICES - 0.4%
2,129	Dundee Corp. - Cl. A *	34,971
1,124	Franklin Resources, Inc.	58,459
218	T. Rowe Price Group, Inc.	17,100
		110,530
PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2014
Shares		Value
	ELECTRIC - 0.5%
328	Alliant Energy Corp.	$ 17,043
657	Edison International	31,641
184	Integrys Energy Group, Inc.	9,999
1,370	Public Service Enterprise Group, Inc.	45,676
409	SCANA Corp.	19,333
		123,692
	ELECTRICAL COMPONENTS & EQUIPMENT 0.4%
779	Advanced Energy Industries, Inc. *	21,267
706	EnerSys, Inc.	48,050
239	Hubbell, Inc. - Cl. B	27,899
		97,216
	ELECTRONICS - 0.5%
446	Avnet, Inc.	18,317
351	ESCO Technologies, Inc.	12,250
204	FLIR Systems, Inc.	6,471
271	Garmin Ltd.	12,209
17	Mettler-Toledo International, Inc. *	4,187
650	Rogers Corp. *	39,455
789	TE Connectivity Ltd.	44,586
109	Waters Corp. *	11,801
		149,276
	FOOD - 0.3%
652	B&G Foods, Inc.	21,366
1,494	Kroger Co.	53,933
293	Sysco Corp.	10,278
		85,577
	GAS - 0.1%
280	AGL Resources, Inc.	13,378
212	UGI Corp.	9,199
		22,577
	HAND/ MACHINE TOOLS - 0.2%
573	Lincoln Electric Holdings, Inc.	39,652
189	Snap-on, Inc.	18,928
		58,580
	HEALTHCARE-PRODUCTS - 0.7%
657	Baxter International, Inc.	44,873
634	Covidien PLC	43,264
1,903	Cynosure, Inc. - Cl. A *	51,058
340	DENSTPLY International, Inc.	15,688
173	Henry Schein, Inc. *	19,876
201	Patterson Cos., Inc.	8,032
		182,791
	HEALTHCARE SERVICES - 0.1%
1,386	Capital Senior Living Corp. *	31,143

	HOLDING COMPANIES - 0.2%
1,642	Leucadia National Corp.	44,876

	HOME BUILDERS - 0.3%
2,293	Brookfield Residential Properties, Inc. *	51,868
969	Winnebago Industries, Inc. *	23,217
		75,085
	HOME FURNISHINGS - 0.1%
795	Tempur Sealy International, Inc. *	39,186

	HOUSEHOLD PRODUCTS - 0.0%
53	Scotts Miracle-Gro Co.	3,148

	HOUSEWARES - 0.0%
162	Toro Co.	10,264

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2014
Shares		Value
	INSURANCE - 0.6%
951	ACE Ltd.	$ 89,213
167	American National Insurance Co.	17,368
442	Arch Capital Group Ltd. *	23,784
351	Cincinnati Financial Corp.	17,006
54	HCC Insurance Holdings, Inc.	2,317
19	White Mountains Insurance Group Ltd.	10,729
63	WR Berkley Corp.	2,442
		162,859
	INTERNET - 0.0%
158	Liberty Interactive Corp. *	4,220

	INVESTMENT COMPANIES - 0.3%
941	Ares Capital Corp.	16,665
639	Oaktree Capital Group LLC	37,324
1,274	Partners Value Fund, Inc. *	30,385
		84,374
	LEISURE TIME - 0.1%
880	Norwegian Cruise Line Holdings Ltd. *	30,818
160	Royal Caribbean Cruises Ltd.	7,936
		38,754
	LODGING - 0.0%
69	Choice Hotels International, Inc.	3,349

	MACHINERY DIVERSIFIED - 0.3%
38	Graco, Inc.	2,641
346	Nordson Corp.	23,985
924	Zebra Technologies Corp. - Cl. A *	50,783
		77,409
	MEDIA - 0.7%
170	AMC Networks, Inc. *	10,955
1,224	DIRECTV - Cl. A *	84,982
157	Discovery Communications, Inc. - Cl. A *	12,525
68	John Wiley & Sons, Inc.	3,682
180	Scripps Networks Interactive, Inc.	13,054
706	Viacom, Inc. - Cl. B	57,962
		183,160
	MINING - 0.1%
2,287	Southern Copper Corp.	63,990

	MISCELLANEOUS MANUFACTURING - 0.2%
284	Crane Co.	17,937
433	Donaldson Co., Inc.	17,866
1,862	Federal Signal Corp. *	22,940
		58,743
	OIL & GAS - 0.9%
546	Approach Resources, Inc. *	10,969
2,199	Comstock Resources, Inc.	37,713
400	CVR Energy, Inc.	14,836
385	Gulfport Energy Corp. *	23,466
5,071	Halcon Resources Corp. *	17,089
389	LinnCo LLC	12,522
823	Magnum Hunter Resources Corp. *	6,872
2,074	Precision Drilling Corp.	18,500
794	Sanchez Energy Corp. *	21,827
2,517	Seadrill Ltd.	89,882
218	Western Refining, Inc.	8,526
		262,202
	OIL & GAS SERVICES - 0.1%
23	Core Laboratories NV	4,115
4,685	ION Geophysical Corp. *	14,196
535	RPC, Inc.	9,111
		27,422
PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2014
Shares		Value
	PACKAGING & CONTAINERS - 0.0%
150	Silgan Holdings, Inc.	$ 6,875
158	Sonoco Products Co.	6,538
		13,413
	PIPELINES - 0.1%
772	Plains All American Pipeline LP	38,978

	PRIVATE EQUITY - 0.2%
981	Onex Corp.	50,492

	REAL ESTATE - 0.3%
6,529	Dream Unlimited Corp. - Cl. A *	92,887

	RETAIL - 0.4%
141	Ascena Retail Group, Inc. *	2,645
281	Bed Bath & Beyond, Inc. *	17,942
279	Burger King Worldwide, Inc.	6,791
274	The Finish Line, Inc. - Cl. A	7,028
99	O'Reilly Automotive, Inc. *	12,967
234	Ross Stores, Inc.	15,891
110	Tiffany & Co.	9,151
381	TJX Cos., Inc.	21,854
875	Wendy's Co.	7,936
195	World Fuel Services Corp.	8,330
		110,535
	SEMICONDUCTORS - 0.3%
2,117	Applied Micro Circuits Corp. *	21,382
2,118	Cypress Semiconductor Corp.	21,265
314	Rambus, Inc. *	2,798
421	Skyworks Solutions, Inc. *	12,735
629	Ultratech, Inc. *	15,914
		74,094
	SOFTWARE - 0.2%
191	Broadridge Financial Solutions, Inc.	6,931
1,268	CA, Inc.	40,677
141	Intuit, Inc.	10,328
158	RADWARE Ltd. *	2,673
		60,609
	TELECOMMUNICATIONS - 0.3%
1,762	Ciena Corp. *	41,108
5,438	RF Micro Devices, Inc. *	28,985
		70,093
	TOYS, GAMES & HOBBIES - 0.1%
460	Mattel, Inc.	17,406

	TRANSPORTATION - 0.4%
216	CH Robinson Worldwide, Inc.	12,645
397	Forward Air Corp.	17,682
940	Golar LNG Ltd.	33,379
47	Landstar System, Inc.	2,700
498	Ryder System, Inc.	35,453
		101,859
	TRUCKING & LEASING - 0.3%
350	AMERCO	77,956

	TOTAL COMMON STOCK (Cost - $3,397,380)	3,448,486

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2014
Shares		Value
	MUTUAL FUNDS - 6.2%
	ASSET ALLOCATION FUND - 3.6%
62,461	The Merger Fund	$ 994,379

	CLOSED END FUNDS - 2.6%
1,460	Avenue Income Credit Strategies Fund	25,141
2,390	DoubleLine Income Solutions Fund	49,760
1,733	DoubleLine Opportunistic Credit Fund	40,344
1,500	First Trust Strategic High Income Fund II	23,310
1,500	Helios Advantage Income Fund, Inc.	13,590
3,000	Helios High Income Fund, Inc.	24,870
4,200	Helios Multi-Sector High Income Fund, Inc.	25,662
3,095	LMP Corporate Loan Fund, Inc.	37,790
1,465	Montgomery Street Income Securities, Inc.	23,132
2,500	Nuveen Credit Strategies Income Fund	23,750
1,052	PCM Fund, Inc.	12,561
3,430	PIMCO Dynamic Credit Income Fund	76,558
2,490	PIMCO Dynamic Income Fund	75,298
2,307	PIMCO Income Opportunity Fund	66,811
4,349	PIMCO Income Strategy Fund	50,144
4,920	PIMCO Income Strategy Fund II	50,282
800	Special Opportunities Fund, Inc.	12,704
4,069	Western Asset High Income Opportunity Fund, Inc.	24,129
2,216	Western Asset Mortgage Defined Opportunity Fund, Inc.	50,968
		706,804

	TOTAL MUTUAL FUNDS (Cost - $1,725,901)	1,701,183

	EXCHANGE TRADED FUNDS - 11.3%
	DEBT FUND - 2.2%
7,200	iShares Barclays 1-3 Year Treasury Bond Fund	608,760

	EQUITY FUNDS - 9.1%
19,410	Barrow All-Cap Core Fund - Institutional Class	482,725
9,872	Barrow All-Cap Long/Short Fund - Institutional Class	98,132
12,000	ProShares Short S&P 500	313,200
9,000	SPDR S&P 500 ETF Trust	1,603,620
		2,497,677

	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,146,124)	3,106,437

	BONDS & NOTES - 0.7%
	AUTO PARTS & EQUIPMENT - 0.1%
38,000	Meritor, Inc., 4.000%, 2/15/17	37,573

	DIVERSIFIED FINANCIAL SERVICES - 0.2%
50,000	Nuveen Investments, Inc. - Cl. A, 5.500%, 9/15/15	51,000

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
55,000	General Cable Corp., 2.426%, 11/15/29	58,713

	GAS - 0.2%
895	CenterPoint Energy, Inc. 5.356%, 9/15/29	46,204

	TOTAL BONDS & NOTES (Cost - $191,376)	193,490

	CONVERTIBLE BONDS & NOTES - 8.5%
	AIRLINES - 0.1%
20,000	Hawaiian Holdings, Inc., 5.000%, 3/15/16	28,350

	APPAREL - 0.2%
34,000	Iconix Brand Group, Inc., 2.500%, 6/1/16	44,561

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2014

Principal		Value
	CONVERTIBLE BONDS & NOTES (Continued)
	AUTO MANUFACTURERS - 0.2%
38,000	Tesla Motors, Inc., 1.500%, 6/1/18	$ 59,969

	BIOTECHNOLOGY - 0.6%
20,000	Cubist Pharmaceuticals, Inc., 2.500%, 11/1/17	51,162
4,000	Exelixis, Inc., 4.250%, 8/15/19	5,535
9,000	Incyte Corp. Ltd., 4.75%, 10/1/15	67,067
30,000	Medicines, Co., 1.375%, 6/1/17	41,812
		165,576
	BUILDING MATERIALS - 0.2%
44,000	Cemex SAB de CV, 3.750%, 3/15/18	62,150

	COMMERCIAL SERVICES - 0.4%
62,000	Ascent Capital Group, Inc., 4.000%, 7/15/20	61,264
22,000	PHH Corp., 6.000%, 6/15/17	45,471
		106,735
	COMPUTERS - 0.3%
18,000	Cadence Design Systems, Inc., 2.625%, 6/1/15	34,054
31,000	SanDisk Corp., 1.500%, 8/15/17	45,473
		79,527
	DISTRIBUTION / WHOLESALE - 0.2%
15,000	WESCO International, Inc., 6.000%, 9/15/29	44,456

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
49,000	DFC Global Corp., 3.000%, 4/1/28	44,345
86,000	Jefferies Group LLC, 3.875%, 11/1/29	91,214
48,000	Walter Investment Management Corp., 4.500%, 11/1/19	46,650
		182,209
	ELECTRONICS - 0.2%
17,000	Fluidigm Corp., 2.750%, 2/1/34	18,774
44,000	TTM Technologies, Inc., 1.75%, 12/15/20	46,255
		65,029
	ENERGY-ALTERNATE SOURCES - 0.2%
45,000	SolarCity Corp., 2.75%, 11/1/18	63,253

	FOOD - 0.1%
28,000	Chiquita Brands International, Inc., 4.250%, 8/15/16	27,703

	HEALTHCARE-PRODUCTS - 0.2%
40,000	Wright Medical Group, Inc., 2.000%, 8/15/17	53,175

	HOME BUILDERS - 0.7%
14,000	DR Horton, Inc., 2.000%, 5/15/14	25,287
35,000	KB Home, 1.375%, 2/1/19	36,466
32,000	Meritage Homes Corp., 1.875%, 9/15/32	36,840
30,000	Ryland Group, Inc., 1.625%, 5/15/18	47,025
31,000	Standard Pacific Corp., 1.250%, 8/1/32	40,358
		185,976
	INSURANCE - 0.4%
25,000	Amtrust Financial Services, Inc., 5.500%, 12/15/21	32,594
28,000	MGIC Investment Corp., 2.000%, 4/1/20	39,200
31,000	Radian Group, Inc., 2.250%, 3/1/19	47,081
		118,875
	INTERNET - 0.5%
21,000	Equinix, Inc., 3.000%, 10/15/14	34,808
29,000	VeriSign, Inc., 3.250%, 8/15/37	52,091
40,000	WebMD Health Corp., 2.500%, 1/31/18	42,050
		128,949
	MINING - 0.5%
33,000	Horsehead Holding Corp., 3.800%, 7/1/17	40,796
48,000	Sterlite Industries India Ltd., 4.000%, 10/30/14	47,820
49,000	Stillwater Mining Co., 1.750%, 10/15/32	56,105
		144,721
PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2014
Principal		Value
	CONVERTIBLE BONDS & NOTES (Continued)
	OIL & GAS - 0.6%
15,000	BPZ Resources, Inc., 8.500%, 10/1/17	$ 14,137
60,000	Chesapeake Energy Corp., 2.500%, 5/15/37	61,050
48,000	Cobalt International Energy, Inc., 2.625%, 12/1/19	42,780
11,000	Western Refining, Inc., 5.750%, 6/15/14	45,004
		162,971
	OIL & GAS SERVICES - 0.2%
41,000	Newpark Resources, Inc., 4.000%, 10/1/17	52,557

	PHARMACEUTICALS - 0.5%
38,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/18	40,732
25,000	Omnicare, Inc., 3.750%, 12/15/25	59,437
32,000	Theravance, Inc., 2.125%, 1/15/23	48,640
		148,809
	REITS - 0.3%
38,000	Forest City Enterprises, Inc. - Cl. A, 4.250%, 8/15/18	41,824
39,000	Forestar Group, Inc., 3.750%, 3/1/20	43,558
		85,382
	SEMICONDUCTORS - 0.6%
36,000	GT Advanced Technologies, Inc., 3.000%, 12/15/20	40,545
28,000	Microchip Technology, Inc., 2.125%, 12/15/37	48,773
40,000	Novellus Systems, Inc., 2.625%, 5/15/41	63,325
		152,643
	SOFTWARE - 0.3%
36,000	Bottomline Technologies, Inc., 1.500%, 12/1/17	47,498
29,000	Take-Two Interactive Software, Inc., 1.750%, 12/1/16	35,108
		82,606
	TELECOMMUNICATIONS - 0.2%
45,000	Ciena Corp., 4.000%, 12/15/20	65,053

	TRANSPORTATION - 0.1%
40,000	Aegean Marine Petroleum Network, Inc., 4.000%, 11/1/18	39,450

	TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,174,669)	2,350,685
Shares
	CONVERTIBLE PREFERRED STOCK - 3.4%
	AGRICULTURE - 0.4%
531	Bunge Ltd., 4.875%, 12/31/49	54,958
58	Universal Corp., 6.750%, 12/31/49	69,020
		123,978
	AIRLINES - 0.1%
717	Continental Airlines Finance Trust II, 6.000%, 11/15/30	36,108

	BANKS - 0.6%
33	Bank of America Corp., 7.250%, 12/31/49	36,914
425	KeyCorp, 7.750%, 12/31/49	54,680
28	OFG Bancorp, 8.750%, 12/31/49	39,785
36	Wintrust Financial Corp., 5.000%, 12/31/49	42,939
		174,318
	DIVERSIFIED FINANCIAL SERVICES - 0.2%
98	AMG Capital Trust I, 5.100%, 4/15/36	6,548
1,003	AMG Capital Trust II, 5.150%, 10/15/37	60,744
		67,292
	HEALTHCARE-PRODUCTS - 0.2%
152	Alere, Inc. - Cl. B, 3.000%, 12/31/49	44,769

	HEALTHCARE-SERVICES - 0.2%
37	HealthSouth Corp., 6.500%,12/31/49	44,395

	IRON & STEEL - 0.1%
1,616	ArcelorMittal, 6.000%, 1/15/16	39,479

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2014
Shares		Value
	CONVERTIBLE PREFERRED STOCK (Continued) - 3.4%
	OIL & GAS - 0.7%
235	Energy XXI Bermuda Ltd., 5.625%,12/31/49	$ 65,800
418	Goodrich Petroleum Corp., 5.375%, 12/31/49	17,347
287	Penn Virginia Corp. - Cl. A, 6.000%, 12/31/49	60,933
385	Sandrige Energy, Inc., 7.000%, 12/31/49	38,277
		182,357
	PHARMACEUTICALS - 0.3%
913	Omnicare Capital Trust II, 4.000%, 6/15/33	70,630

	REITS - 0.6%
1,746	Alexandria Real Estate Equities, Inc., 7.000%, 12/31/49	45,623
1,018	Health Care REIT, Inc., 6.500%, 12/31/49	55,267
961	iStar Financial, Inc., 4.500%, 12/31/49	62,147
		163,037
	.
	TOTAL CONVERTIBLE PREFERRED STOCK (Cost $853,354)	946,363

	SHORT-TERM INVESTMENTS - 45.5%
4,767,654	AIM - TFIT-Tax-Free Cash Reserve Portfolio, 0.00% **	4,767,654
7,782,179	Dreyfus Cash Management Fund - Institutional Shares, 0.04% ** +	7,782,179
	TOTAL SHORT-TERM INVESTMENTS (Cost - $12,549,833)	12,549,833

	TOTAL INVESTMENTS - 88.1% (Cost - $24,038,637)(a)	$ 24,296,477
	SECURITIES SOLD SHORT - (14.9)% (Proceeds - $3,819,361)	(4,110,399)
	OTHER ASSETS LESS LIABILITIES - 26.8%	7,383,084
	NET ASSETS - 100.0%	$ 27,569,162

	SECURITIES SOLD SHORT - (14.9)%
	ADVERTISING - (0.0)%
76	Lamar Advertising Co. - Cl. A	3,698

	AEROSPACE/DEFENSE - (0.0)%
130	Spirit Aerosystems Holdings, Inc.	4,408

	AGRICULTURE - (0.3)%
418	Bunge Ltd.	31,668
862	Universal Corp./VA	44,238
		75,906
	AIRLINES - (0.2)%
1,971	Hawaiian Holdings, Inc.	20,025
844	United Continental Holdings, Inc.	38,689
		58,714
	APPAREL - (0.4)%
620	Carter's, Inc.	41,695
766	Iconix Brand Group, Inc.	28,495
220	NIKE, Inc. - Cl. B	16,027
437	Oxford Industries, Inc.	32,980
		119,197
	AUTO MANUFACTURERS - (0.6)%
261	Navistar International Corp.	8,044
694	Tesla Motors, Inc.	125,899
2,422	Wabash National Corp.	33,206
		167,149
	AUTO PARTS & EQUIPMENT - (0.0)%
371	Meritor, Inc.	4,074

	BANKS - (0.3)%
33	Bank of America Corp.	553
1,160	First Horizon National Corp.	13,642
447	KeyCorp	5,704
2,047	OFG Bancorp	29,845
724	Wintrust Financial Corp.	31,733
		81,477
PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2014
Shares		Value
	SECURITIES SOLD SHORT (Continued) - (14.9)%
	BIOTECHNOLOGY - (0.5)%
626	Cubist Pharmaceuticals, Inc.	$ 45,754
503	Exelixis, Inc.	3,461
1,026	Incyte Corp. Ltd.	67,224
848	Medicines Co.	29,476
		145,915
	BUILDING MATERIALS - (0.2)%
3,768	Cemex SAB de CV	46,620
248	Owens Corning	9,461
		56,081
	CHEMICALS - (0.0)%
338	Innospec, Inc.	14,480

	COAL - (0.2)%
1,274	Peabody Energy Corp.	21,722
2,455	Walter Energy, Inc.	27,889
		49,611
	COMMERCIAL SERVICES - (0.6)%
11	Alliance Data Systems Corp.	2,636
456	Ascent Capital Group, Inc.	32,627
167	Avis Budget Group, Inc.	6,298
191	Gartner, Inc.	13,433
1,202	Hertz Global Holdings, Inc.	31,276
627	Huron Consulting Group, Inc.	41,532
1,480	PHH Corp.	35,920
		163,722
	COMPUTERS - (0.5)%
386	3D Systems Corp.	30,004
2,307	Cadence Design Systems, Inc.	32,575
218	KEYW Holding Corp.	3,488
502	SanDisk Corp.	34,914
107	Stratasys Ltd.	12,900
326	VeriFone Systems, Inc.	9,457
		123,338
	DISTRIBUTION/WHOLESALE - (0.2)%
503	WESCO International, Inc.	41,729

	DIVERSIFIED FINANCIAL SERVICES - (0.5)%
159	Affiliated Managers Group, Inc.	31,679
1,577	Charles Schwab Corp.	39,141
640	DFC Global Corp.	4,813
616	E*TRADE Financial Corp.	12,332
147	IntercontinentalExchange, Inc.	30,692
448	Legg Mason, Inc.	18,973
492	Walter Investment Management Corp.	15,173
		152,803
	ELECTRIC - (0.3)%
482	Ameren Corp.	18,239
868	FirstEnergy Corp.	27,333
911	NRG Energy, Inc.	25,371
965	Pepco Holdings, Inc.	18,750
		89,693
	ELECTRICAL COMPONENTS & EQUIPMENT - (0.1)%
1,276	General Cable Corp.	36,404

	ELECTRONICS - (0.1)%
213	Fluidigm Corp.	9,611
3,295	TTM Technologies, Inc.	26,393
		36,004
PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2014
Shares		Value
	SECURITIES SOLD SHORT (Continued) - (14.9)%
	ENERGY-ALTERNATE SOURCES - (0.2)%
556	SolarCity Corp.	$ 41,194

	ENGINEERING & CONSTRUCTION - (0.1)%
166	Chicago Bridge & Iron Co.	12,448
679	McDermott International, Inc.	5,663
		18,111
	ENVIRONMENTAL CONTROL - (0.2)%
327	Clean Harbors, Inc.	18,338
320	Covanta Holding Corp.	5,760
481	Mine Safety Appliances Co.	24,233
		48,331
	EQUITY FUNDS - (0.5)%
408	Consumer Staples Select Sector SPDR Fund	16,630
199	Industrial Select Sector SPDR Fund	9,956
88	Market Vectors Semiconductor ETF	3,623
555	SPDR S&P Oil & Gas Exploration & Production ETF	36,519
527	SPDR S&P Retail ETF	42,081
660	Technology Select Sector SPDR Fund	22,981
		131,790
	FOOD - (0.4)%
239	Chiquita Brands International, Inc.	2,529
1,285	Dean Foods Co.	20,303
308	Hain Celestial Group, Inc.	28,302
1,831	Safeway, Inc.	57,200
		108,334
	HEALTHCARE-PRODUCTS - (0.2)%
661	Alere, Inc.	25,052
1,211	Wright Medical Group, Inc.	36,827
		61,879
	HEALTHCARE-SERVICES - (0.2)%
354	Brookdale Senior Living, Inc.	9,721
695	HealthSouth Corp.	21,628
475	Tenet Healthcare Corp.	21,855
		53,204
	HOLDING COMPANIES-DIVERSIFIED - (0.0)%
126	Leucadia National Corp.	3,444

	HOME BUILDERS - (0.6)%
1,005	DR Horton, Inc.	23,597
3,810	KB Home	73,723
302	Meritage Homes Corp.	14,668
731	Ryland Group, Inc.	32,632
2,463	Standard Pacific Corp.	21,674
		166,294
	HOME FURNISHINGS - (0.1)%
884	American Woodmark Corp.	31,037
146	Tempur Sealy International, Inc.	7,196
		38,233
	INSURANCE - (0.8)%
891	Amtrust Financial Services, Inc.	28,758
891	Hartford Financial Services Group, Inc.	29,626
3,115	MGIC Investment Corp.	26,446
139	Prudential Financial, Inc.	11,730
7,892	Radian Group, Inc.	117,433
		213,993
	INTERNET - (1.0)%
201	AOL, Inc.	9,262
322	Equinix, Inc.	59,634
147	LinkedIn Corp.	31,636
231	Netflix, Inc.	94,555
776	Perficient, Inc.	15,931
234	SINA Corp.	15,254
744	VeriSign, Inc.	43,710
		269,982
PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2014
Shares		Value
	SECURITIES SOLD SHORT (Continued) - (14.9)%
	IRON/STEEL - (0.3)%
239	Allegheny Technologies, Inc.	$ 7,514
1,701	ArcelorMittal	28,032
754	Cliffs Natural Resources, Inc.	14,567
1,006	United States Steel Corp.	26,267
		76,380
	LEISURE TIME - (0.2)%
1,039	Brunswick Corp.	43,077
79	Royal Caribbean Cruises Ltd.	3,918
		46,995
	LODGING - (0.1)%
988	MGM Resorts International	24,068
77	Starwood Hotels & Resorts Worldwide, Inc.	5,753
		29,821
	MACHINERY CONSTRUCTION & MINING - (0.1) %
498	Terex Corp.	20,418

	MACHINERY DIVERSIFIED - (0.1)%
311	Babock & Wilcox Co.	10,661
117	Chart Industries, Inc.	9,996
		20,657
	MEDIA - (0.2)%
506	Cablevision Systems Corp. - Cl. A	8,116
2,354	Cumulus Media, Inc. - Cl. A.	15,748
138	Liberty Global PLC - Cl. A	11,030
54	Time Warner Cable, Inc. - Cl. A	7,197
240	Time Warner, Inc.	15,079
		57,170
	MINING - (0.4)%
1,536	Horsehead Holding Corp.	23,532
1,145	Newmont Mining Corp.	24,732
127	Sesa Sterlite Ltd.	1,532
2,946	Stillwater Mining Co.	36,943
616	US Silica Holdings, Inc.	18,246
		104,985
	MISCELLANEOUS MANUFACTURING - (0.0)%
123	SPX Corp.	12,247

	OFFICE FURNISHINGS - (0.2)%
1,955	Interface, Inc.	40,957

	OIL & GAS - (0.7)%
1,863	BPZ Resources, Inc.	3,726
435	Cheniere Energy, Inc.	19,114
385	Chesapeake Energy Corp.	10,360
740	Cobalt International Energy, Inc.	12,114
1,426	Energy XXI Bermuda Ltd.	32,727
500	Goodrich Petroleum Corp.	8,610
433	Newfield Exploration Co.	10,725
4,416	Penn Virginia Corp.	52,948
5,828	SandRidge Energy, Inc.	35,842
670	WPX Energy, Inc.	12,763
		198,929
	OIL & GAS SERVICES - (0.1)%
2,713	Newpark Resources, Inc.	30,820

	PHARMACEUTICALS - (0.7)%
121	AmerisourceBergen Corp.	8,134
183	BioMarin Pharmaceutical, Inc.	12,605
148	Endo Health Solutions, Inc.	9,750
1,915	Omnicare, Inc.	119,611
997	Theravance, Inc.	36,710
		186,810
PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2014
Shares		Value
	SECURITIES SOLD SHORT (Continued) - (14.9)%
	REAL ESTATE - (0.3)%
1,283	Forest City Enterprises, Inc. - Cl. A	$ 23,338
1,176	Forestar Group, Inc.	23,520
850	Realogy Holdings Corp.	38,734
		85,592
	REITS - (0.3)%
215	Alexandria Real Estate Equities, Inc.	15,078
562	Health Care REIT, Inc.	32,551
3,251	iStar Financial, Inc.	50,130
		97,759
	RETAIL - (0.6)%
112	CarMax, Inc.	5,052
928	Chico's FAS, Inc.	15,405
48	Chipotle Mexican Grill, Inc. - Cl. A	26,494
438	Foot Locker, Inc.	16,907
274	GameStop Corp. - Cl. A	9,609
694	Guess?, Inc.	19,467
559	Hibbett Sports, Inc.	33,546
1,868	JC Penney Co., Inc.	11,059
136	Mattress Firm Holding Corp.	5,535
281	Ulta Salon Cosmetics & Fragrance, Inc.	24,085
		167,159
	SEMICONDUCTORS - (0.6)%
165	Ambarella, Inc.	5,285
221	Cree, Inc.	13,353
2,160	GT Advanced Technologies, Inc.	22,183
1,025	Lam Research Corp.	51,875
981	Microchip Technology, Inc.	44,008
272	Power Integrations, Inc.	16,111
		152,815
	SOFTWARE - (0.2)%
898	Bottomline Technologies de, Inc.	31,089
955	Take-Two Interactive Software, Inc.	18,317
159	Workday, Inc. - Cl. A	14,237
		63,643
	TELECOMMUNICATIONS - (0.4)%
1,361	Ciena Corp.	31,752
1,583	Finisar Corp.	37,533
526	ViaSat, Inc.	31,303
		100,588
	TRANSPORTATION - (0.1)%
1,845	Aegean Marine Petroleum Network, Inc.	16,790
142	Con-way, Inc.	5,463
89	Kansas City Southern	9,398
223	Werner Enterprises, Inc.	5,811
		37,462

	TOTAL SECURITIES SOLD SHORT (Proceeds - $3,819,361)	4,110,399

LLC - Limited Liability Corporation
LP - Limited Partnership
PLC - Public Limited Company
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2014.
+ All or a portion of the security is held as collateral for short positions and options.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes (including securities sold short) is $20,274,938 differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 615,943
	Unrealized depreciation:	(704,803)
	Net unrealized depreciation:	$ (88,860)

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2014

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii)  advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Short Sales - A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash is held as collateral.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the  advisor and/or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the  advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2014

Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the  advisor and/or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the  advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,448,486	$ -	$ -	$ 3,448,486
Mutual Funds	1,701,183	-	-	1,701,183
Exchange Traded Funds	3,106,437	-	-	3,106,437
Bonds & Notes	-	193,490	-	193,490
Convertible Bonds & Notes	-	2,350,685	-	2,350,685
Convertible Preferred Stock	-	946,363	-	946,363
Short-Term Investments	12,549,833	-	-	12,549,833
Total	$ 20,805,939	$ 3,490,538	$ -	$ 24,296,477
Liabilities
Securities Sold Short	$ 4,110,399	$ -	$ -	$ 4,110,399
Total	$ 4,110,399	$ -	$ -	$ 4,110,399

The Fund did not hold any Level 3 securities during the period.
There were no significant transfers into and out of Level 1 and Level 2 during the current period presented. It is the
Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/1/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/1/14

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/1/14